Business Combinations - Consideration transferred (Details)	Jun. 12, 2018 $ / shares shares	Jun. 11, 2018 USD ($) shares $ / shares	Jun. 30, 2018 USD ($) shares	Dec. 31, 2017 shares
Disclosure of detailed information about business combination [line items]
Gener8 shares outstanding (in shares)			218,982,298	158,166,534
Consideration transferred | $			$ 553,423,000
Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Ratio		0.7272
Issued Euronav shares (in shares)	60,815,764	60,900,000
Closing price Euronav on June 11, 2018 (in dollars per share) | $ / shares	$ 9.10	$ 9.1
Consideration transferred | $		$ 553,423,452
Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Gener8 shares outstanding (in shares)		83,267,426
RSU (in shares)		362,613
Total Gener8 shares (in shares)		83,630,039